Pay vs Performance Disclosure - USD ($)	12 Months Ended					15 Months Ended	57 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2025	Sep. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, the following table sets forth information regarding compensation for our Chief Executive Officer (referred to in this discussion as our principal executive officer (or “PEO”) and our NEOs other than our PEO (our “Non-PEO NEOs”) and Company performance for the fiscal years listed below.

	Summary Compensation Table Total	Summary Compensation Table Total	Compensation Actually Paid	Compensation Actually Paid	Average Summary Compensation Table Total	Average Compensation Actually Paid	Value of Initial Fixed $100 Investment based on:4
Year	for PEO 1 (Bellm)[1] ($)	for PEO 2 (Hess)¹ ($)	to PEO 1 (Bellm)¹˒²˒³ ($)	to PEO 2 (Hess) ¹˒²˒³ ($)	for Non- PEO NEOs¹ ($)	to Non-PEO NEOs¹˒²˒³ ($)	TSR ($)	Peer Group TSR($)	Net Income ($ Millions)	Revenue ($ Millions)⁵
(a)	(b)		(c)		(d)	(e)	(f)	(g)	(h)	(i)

2025		3,425,945		1,100,100	1,203,814	414,136	6.42	258.44	(19)	342
2024	2,798,203	4,167,354	467,999	3,470,219	1,089,198	272,842	8.47	234.25	(27)	333
2023	4,658,863		4,542,772		2,077,737	1,624,413	13.46	171.79	(65)	309
2022	7,270,118		(7,575,979)		2,487,512	(1,565,981)	12.09	103.19	(140)	279
2021	7,387,604		(9,728,745)		2,739,562	(824,148)	48.94	160.67	(77)	220

(1)
Brent Bellm was our PEO for 2020 through October 1, 2024 and Travis Hess was our PEO for October 1, 2024 through December 31, 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Robert Alvarez	Robert Alvarez	Robert Alvarez	Daniel Lentz	Daniel Lentz
Russell Klein	Russell Klein	Daniel Lentz	Russell Klein	Russell Klein
Brian Dhatt	Brian Dhatt	Russell Klein	Brian Dhatt	Brian Dhatt
Robert Kaloustian	Lisa Eggerton	Brian Dhatt	Chuck Cassidy	Chuck Cassidy
		Marc Ostryniec	Lisa Eggerton	Rob Walter
		Steven Chung	Ben Sumrall

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the PEO or Non-PEO NEOs. These amounts reflect the total compensation reported in the Summary Compensation Table for the applicable year, with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	PEO 1 (Hess)	Average for Non-PEO NEOs
Summary Compensation Total	$3,425,945	$1,203,814
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,682,273)	(723,764)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,221,592	277,245
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(763,762)	(171,786)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(101,402)	(11,841)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(159,532)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$1,100,100	$414,136

(1)
Represents the cumulative total shareholder return (“Peer Group TSR”) of the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e)(ii) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes an initial fixed $100 investment for the period starting at the close of trading on December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively, assuming that all dividends (if any) were reinvested.
(2)
Revenue is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Brent Bellm was our PEO for 2020 through October 1, 2024 and Travis Hess was our PEO for October 1, 2024 through December 31, 2025. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Robert Alvarez	Robert Alvarez	Robert Alvarez	Daniel Lentz	Daniel Lentz
Russell Klein	Russell Klein	Daniel Lentz	Russell Klein	Russell Klein
Brian Dhatt	Brian Dhatt	Russell Klein	Brian Dhatt	Brian Dhatt
Robert Kaloustian	Lisa Eggerton	Brian Dhatt	Chuck Cassidy	Chuck Cassidy
		Marc Ostryniec	Lisa Eggerton	Rob Walter
		Steven Chung	Ben Sumrall

Peer Group Issuers, Footnote
(1)
Represents the cumulative total shareholder return (“Peer Group TSR”) of the NASDAQ Computer Index, which we also utilize in the stock performance graph required by Item 201(e)(ii) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes an initial fixed $100 investment for the period starting at the close of trading on December 31, 2020, through the end of the listed year in the Company and in the NASDAQ Computer Index, respectively, assuming that all dividends (if any) were reinvested.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	PEO 1 (Hess)	Average for Non-PEO NEOs
Summary Compensation Total	$3,425,945	$1,203,814
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,682,273)	(723,764)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,221,592	277,245
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(763,762)	(171,786)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(101,402)	(11,841)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(159,532)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$1,100,100	$414,136

Non-PEO NEO Average Total Compensation Amount	$ 1,203,814	$ 1,089,198	$ 2,077,737	$ 2,487,512	$ 2,739,562
Non-PEO NEO Average Compensation Actually Paid Amount	$ 414,136	272,842	1,624,413	(1,565,981)	(824,148)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718 based on the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s). For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the applicable fiscal year. Amounts in the Exclusion of Stock Awards and Option Awards column of the tables below are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	PEO 1 (Hess)	Average for Non-PEO NEOs
Summary Compensation Total	$3,425,945	$1,203,814
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,682,273)	(723,764)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,221,592	277,245
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(763,762)	(171,786)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	-
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(101,402)	(11,841)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(159,532)
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—
Compensation Actually Paid	$1,100,100	$414,136

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the NASDAQ Computer Index. TSR values begin with and are indexed to close of trading on December 31, 2020.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures below are not ranked in order of importance.

•
Adjusted EBITDA
•
Annual revenue run-rate growth
•
Total shareholder return

For additional details regarding our most important financial performance measures, please see the sections titled “2025 Compensation Highlights” and “Cash Incentive Compensation” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Vs Peer Group

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the five most recently completed fiscal years for the Company and the NASDAQ Computer Index. TSR values begin with and are indexed to close of trading on December 31, 2020.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the five most recently completed fiscal years.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2025 to Company performance. The measures below are not ranked in order of importance.

•
Adjusted EBITDA
•
Annual revenue run-rate growth
•
Total shareholder return

Total Shareholder Return Amount	$ 6.42	8.47	13.46	12.09	48.94
Peer Group Total Shareholder Return Amount	258.44	234.25	171.79	103.19	160.67
Net Income (Loss)	$ (19,000,000)	$ (27,000,000)	$ (65,000,000)	$ (140,000,000)	$ (77,000,000)
Company Selected Measure Amount	342,000,000	333,000,000	309,000,000	279,000,000	220,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Annual revenue run-rate growth
Measure:: 3
Pay vs Performance Disclosure
Name	Total shareholder return
Bellm
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,798,203	$ 4,658,863	$ 7,270,118	$ 7,387,604
PEO Actually Paid Compensation Amount		467,999	$ 4,542,772	$ (7,575,979)	$ (9,728,745)
PEO Name							Brent Bellm
Hess
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,425,945	4,167,354
PEO Actually Paid Compensation Amount	1,100,100	$ 3,470,219
PEO Name						Travis Hess
PEO | Hess | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hess | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,682,273)
PEO | Hess | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,221,592
PEO | Hess | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(763,762)
PEO | Hess | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hess | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,402)
PEO | Hess | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Hess | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(723,764)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,245
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(171,786)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,841)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,532)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0